STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED

	Years Ended December 31,
	2022	2021
Share price	$0.09	$0.34
Exercise price	$0.09	$0.10-3.19
Time to maturity (years)	10	5-10
Risk-free interest rate	3.04%	0.79%-1.74%
Expected volatility	89.92%	62.10%-112.45%
Dividend per share	$0.00	$0.00
Forfeiture rate	-	-

SCHEDULE OF STOCK OPTION ACTIVITY

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2021	8,301,666	0.79	0.86	8.1
Granted	9,300,000	0.08	0.09	9.7
Forfeited	(180,000)	1.65	1.78	8.3
Cancelled	(4,691,666)	1.04	1.12	8.1
Options outstanding, December 31, 2022	12,730,000	0.17	0.19	8.6
Options exercisable, December 31, 2022	9,513,555	0.18	0.20	7.8